CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Sep. 30, 2017	Feb. 16, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 10, 2010
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000		20,000	20,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	120,000		120,000	120,000
Common stock, shares issued	8,068		6,630	6,549
Common stock, shares outstanding	8,068		6,630	6,549